Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with SEC rules, we prepared the analysis set forth below of the relationship between the compensation actually paid to our CEO and other named executive officers, and certain financial performance measures over the last three fiscal years.
Pay versus Performance Disclosure Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($) 1	Compensation Actually Paid to CEO ($) 2	Average Summary Compensation Table Total for Non-CEO NEOs 3	Average Compensation Actually Paid to Non-CEO NEOs ($) 4	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) 5	Net Income (millions) ($)	Earnings before Interest and Taxes (millions)($) 6

2023	$8,756,656	$13,197,490	$2,618,504	$3,202,626	$186	$150	$557	$734

2022	6,640,047	180,882	1,691,156	577,901	127	127	236	233

2021	6,897,982	14,651,874	2,094,815	3,447,584	187	135	487	630

2020	5,174,751	6,941,943	2,558,990	2,825,096	117	111	345	451

1
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Wheeler, our chairman, president and chief executive officer for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

2
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wheeler as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wheeler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wheeler’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO	2023	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	—	$(42,393)	—	$(142,120)

Increase for “Service Cost” for Pension Plans	—	—	—	—

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,146,180)	(1,517,977)	(1,386,088)	(1,320,025)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(1,518,003)	(1,385,968)	(1,320,016)

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	4,300,908	2,142,436	4,852,502	4,189,162

Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	2,308,145	(3,958,480)	5,115,965	439,083

Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	977,961	(1,564,747)	557,481	(78,893)

Total Adjustments	$4,440,834	$(6,459,164)	$7,753,892	$1,767,191

3
The dollar amounts reported in this column represent the average of the amounts reported for the company’s named executive officers as a group (excluding Mr. Wheeler) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Wheeler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Lauber, Stern, Petrarca and Warren; (ii) for 2021, Messrs. Lauber, Stern, Petrarca and Warren; and (iii) for 2020, Messrs. Lauber, Stern, Petrarca, Warren and Rajendra.

4
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wheeler), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wheeler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wheeler) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2023	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	(314,317)	—	$(206,124)	$(513,175)

Increase for “Service Cost” for Pension Plans	75,383	103,701	107,498	117,666

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(589,909)	(283,785)	(260,766)	(432,802)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(283,812)	(260,710)	(432,818)

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	806,408	387,072	912,834	1,373,554

Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	432,757	(711,758)	961,004	220,982

Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	173,801	(324,673)	99,032	(67,301)

Total Adjustments	$584,123	$(1,113,255)	$1,352,768	$266,106

5	The peer group used for this purpose is the S&P Industrials Index.

6
We have determined that EBIT is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Earnings before Interest and Taxes
Named Executive Officers, Footnote	The names of each of the named executive officers (excluding Mr. Wheeler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Lauber, Stern, Petrarca and Warren; (ii) for 2021, Messrs. Lauber, Stern, Petrarca and Warren; and (iii) for 2020, Messrs. Lauber, Stern, Petrarca, Warren and Rajendra.
Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P Industrials Index.
PEO Total Compensation Amount	$ 8,756,656	$ 6,640,047	$ 6,897,982	$ 5,174,751
PEO Actually Paid Compensation Amount	$ 13,197,490	180,882	14,651,874	6,941,943
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wheeler as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wheeler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wheeler’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO	2023	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	—	$(42,393)	—	$(142,120)

Increase for “Service Cost” for Pension Plans	—	—	—	—

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,146,180)	(1,517,977)	(1,386,088)	(1,320,025)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(1,518,003)	(1,385,968)	(1,320,016)

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	4,300,908	2,142,436	4,852,502	4,189,162

Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	2,308,145	(3,958,480)	5,115,965	439,083

Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	977,961	(1,564,747)	557,481	(78,893)

Total Adjustments	$4,440,834	$(6,459,164)	$7,753,892	$1,767,191

Non-PEO NEO Average Total Compensation Amount	$ 2,618,504	1,691,156	2,094,815	2,558,990
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,202,626	577,901	3,447,584	2,825,096
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wheeler), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wheeler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wheeler) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2023	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	(314,317)	—	$(206,124)	$(513,175)

Increase for “Service Cost” for Pension Plans	75,383	103,701	107,498	117,666

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(589,909)	(283,785)	(260,766)	(432,802)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(283,812)	(260,710)	(432,818)

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	806,408	387,072	912,834	1,373,554

Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	432,757	(711,758)	961,004	220,982

Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	173,801	(324,673)	99,032	(67,301)

Total Adjustments	$584,123	$(1,113,255)	$1,352,768	$266,106

Compensation Actually Paid vs. Total Shareholder Return	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the company’s three-year cumulative TSR.
Compensation Actually Paid vs. Net Income	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the company’s Net Income.
Compensation Actually Paid vs. Company Selected Measure	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the company’s selected measure, EBIT.
Total Shareholder Return Vs Peer Group
The following chart provides a graphical representation of the company’s three-year cumulative TSR versus our industry peer group, the S&P Industrials Index.

The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the peer group (S&P Industrials Index) three-year cumulative TSR.

Tabular List, Table	Most Important Performance Measures

Earnings before Interest and Taxes (EBIT)

Return on Invested Capital (ROIC)

Net Sales

Return on Equity

Performance Earnings before Interest and Taxes (PEBIT)

Total Shareholder Return Amount	$ 186	127	187	117
Peer Group Total Shareholder Return Amount	150	127	135	111
Net Income (Loss)	$ 557,000,000	$ 236,000,000	$ 487,000,000	$ 345,000,000
Company Selected Measure Amount	734	233	630	451
PEO Name	Mr. Wheeler
Value of Initial Fixed Investment	$ 100
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings before Interest and Taxes (EBIT)
Non-GAAP Measure Description	We have determined that EBIT is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Performance Earnings before Interest and Taxes (PEBIT)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,440,834	$ (6,459,164)	$ 7,753,892	$ 1,767,191
PEO | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(42,393)		(142,120)
PEO | Deduction for Amounts Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,146,180)	(1,517,977)	(1,386,088)	(1,320,025)
PEO | Deduction for Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,518,003)	(1,385,968)	(1,320,016)
PEO | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,300,908	2,142,436	4,852,502	4,189,162
PEO | Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,308,145	(3,958,480)	5,115,965	439,083
PEO | Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	977,961	(1,564,747)	557,481	(78,893)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	584,123	(1,113,255)	1,352,768	266,106
Non-PEO NEO | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(314,317)		(206,124)	(513,175)
Non-PEO NEO | Increase for "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,383	103,701	107,498	117,666
Non-PEO NEO | Deduction for Amounts Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(589,909)	(283,785)	(260,766)	(432,802)
Non-PEO NEO | Deduction for Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(283,812)	(260,710)	(432,818)
Non-PEO NEO | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	806,408	387,072	912,834	1,373,554
Non-PEO NEO | Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	432,757	(711,758)	961,004	220,982
Non-PEO NEO | Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 173,801	$ (324,673)	$ 99,032	$ (67,301)